Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property Subject To Or Available For Operating Lease [Line Items]
Operating lease discount rate	8.25%
Operating lease liabilities	$ 43,516	$ 47,064
Navios Logistics
Property Subject To Or Available For Operating Lease [Line Items]
Operating lease discount rate	7.25%
Charter-in contracts
Property Subject To Or Available For Operating Lease [Line Items]
Operating lease remaining lease term	4 years 10 months 23 days	4 years 6 months
Operating lease liabilities	$ 266,367
Charter-in contracts | Minimum
Property Subject To Or Available For Operating Lease [Line Items]
Operating lease remaining lease term	1 month 6 days
Charter-in contracts | Maximum
Property Subject To Or Available For Operating Lease [Line Items]
Operating lease remaining lease term	9 years 6 months
Land leases
Property Subject To Or Available For Operating Lease [Line Items]
Operating lease remaining lease term	45 years 3 months 7 days	46 years 3 months 18 days
Operating lease liabilities	$ 7,878
Land leases | Minimum | Navios Logistics
Property Subject To Or Available For Operating Lease [Line Items]
Operating lease remaining lease term	45 years 2 months 12 days
Land leases | Maximum | Navios Logistics
Property Subject To Or Available For Operating Lease [Line Items]
Operating lease remaining lease term	45 years 6 months 27 days
Office lease agreements
Property Subject To Or Available For Operating Lease [Line Items]
Operating lease remaining lease term	1 year 6 months	1 year 10 months 24 days
Operating lease liabilities	$ 519
Office lease agreements | Minimum | Navios Logistics
Property Subject To Or Available For Operating Lease [Line Items]
Operating lease remaining lease term	6 months
Office lease agreements | Maximum | Navios Logistics
Property Subject To Or Available For Operating Lease [Line Items]
Operating lease remaining lease term	2 years 9 months 18 days
Chartered-in vessels
Property Subject To Or Available For Operating Lease [Line Items]
Impairment loss	$ 1,361	$ 38,636